Document And Entity Information	Jul. 20, 2026
Document Information Line Items
Entity Central Index Key	0002013792
Document Type	8-K
Document Period End Date	Jul. 16, 2026
Entity Registrant Name	EWSB BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56690
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	109 West Second Street
Entity Address, City or Town	Kaukauna
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54130
City Area Code	920
Local Phone Number	766-4646
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Title of 12(b) Security	STOCK
Trading Symbol	ewsb